Related Party Transactions - Additional Information (Detail) (Sun Pharmaceutical Industries Ltd. [Member])	Mar. 31, 2014
Sun Pharmaceutical Industries Ltd. [Member]
Related Party Transaction [Line Items]
Voting interest	79.20%